Note 15 - Subsequent Events - 10-Q (Details Textual) - USD ($)						1 Months Ended				3 Months Ended		12 Months Ended
	May 18, 2026	May 14, 2026	May 12, 2026	May 06, 2026	May 02, 2026	Apr. 30, 2026	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 05, 2026
Proceeds from Issuance of Debt												$ 9,700,000
Payments of Debt Issuance Costs												1,488,000	$ (0)
Repayments of Convertible Debt										$ 7,379,000	$ (0)	25,000	$ (0)
Stock Issued During Period, Shares, New Issues (in shares)							695,277	352,852
Proceeds from Issuance or Sale of Equity									$ 2,700,000	$ 2,100,000		$ 17,400,000
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)				16,666,667
Subsequent Event [Member] | May 2026 Public Offering [Member]
Extinguishment of Debt, Amount				$ 1,000,000
Units Issued, Price Per Share (in dollars per share)				$ 0.3
Proceeds from Issuance or Sale of Equity				$ 5
Proceeds from Issuance or Sale of Equity, Net				3,060,000.00
Payments of Stock Issuance Costs				$ 940,000
Subsequent Event [Member] | Existing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)														7,009,346
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 2.675
Subsequent Event [Member] | New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)														10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 0.35
Warrants and Rights Outstanding, Term (Year)														5 years
Subsequent Event [Member] | Series A Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				16,666,667
Subsequent Event [Member] | Series B Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				16,666,667
Subsequent Event [Member] | Pre-funded Warrant [Member]
Class of Warrant or Right, Exercised in Period (in shares)			1,000,000
Subsequent Event [Member] | Conversion of Senior Secured Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	5,810,093				1,038,281	1,264,543
Debt Conversion, Converted Instrument, Shares Issued, Price Per Share (in dollars per share)	$ 0.1506				$ 0.1907	$ 0.3954
Debt Conversion, Original Debt, Amount	$ 875,000				$ 200,000	$ 500,000
Convertible Note Payable 2026 [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount						600,000
Debt Instrument, Periodic Payment						100,000
Debt Instrument, Convertible, One Time Interest Charge						70,000.00
Proceeds from Issuance of Debt						500,000
Payments of Debt Issuance Costs						70,000.00
Debt Instrument, Convertible, Add on Value, Each Conversion						$ 1,750,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share						75.00%
Debt Conversion, Converted Instrument, Shares Issued (in shares)						80,128
Repayments of Convertible Debt		$ 600,000
Senior Secured Note [Member] | Subsequent Event [Member]
Repayments of Convertible Debt		1,700,000
Extinguishment of Debt, Amount		$ 1,000,000